Background - Additional Information (Detail) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Feb. 04, 2015 USD ($) $ / shares shares	Sep. 30, 2015 Segment shares	Dec. 31, 2014 Segment
Accounting Policies [Abstract]
Number of operating segment | Segment		1	1
Common Stock [Member]
Accounting Policies [Abstract]
Common stock, shares issued during IPO		8,050,000
Aggregate gross proceeds from IPO | $	$ 185.2
Net proceeds from IPO | $	$ 168.9
Preferred stock, shares issued upon conversion	10,200,050
Initial Public Offering [Member]
Accounting Policies [Abstract]
IPO Completion date		Feb. 04, 2015
Initial Public Offering [Member] | Common Stock [Member]
Accounting Policies [Abstract]
Common stock, shares issued during IPO	8,050,000
Stock issuance price per share | $ / shares	$ 23.00